FINANCIAL INSTRUMENTS - Disclosure of fair value of financial instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	$ 7,226
Changes in fair value	11,542
Balance at the ending	18,768
Balance at the beginning	(8,365)
Changes in fair value	(446)
Settlements	2,768
Balance at the ending	(6,043)
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	7,226
Changes in fair value	11,542
Balance at the ending	18,768
Balance at the beginning	0
Changes in fair value	0
Settlements	0
Balance at the ending	0
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	0
Changes in fair value	0
Balance at the ending	0
Balance at the beginning	(8,365)
Changes in fair value	(446)
Settlements	2,768
Balance at the ending	$ (6,043)